Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	June 30, 2026	December 31, 2025
Accounts receivable	$15,406,535	$11,253,459
Less: expected credit losses	—	—
Accounts receivable, net	$15,406,535	$11,253,459